Share-Based Compensation - Summary of Options Measured At Fair Value, Valuation Assumptions (Details)	12 Months Ended
Mar. 31, 2024
Share-Based Compensation [Line Items]
Expected dividend yield	0.00%
Contractual term (in years)	10 years
Minimum [Member]
Share-Based Compensation [Line Items]
Expected volatility	50.27%
Risk-free interest rate	3.56%
Exercise multiple	2.8
Maximum [Member]
Share-Based Compensation [Line Items]
Expected volatility	53.83%
Risk-free interest rate	4.04%
Exercise multiple	2.2